Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2019 and December 31, 2018.
As at December 31, 2019:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Short-term investments

Convertible debt	$10,801	$-	$10,801	$-

Long-term investments

Common shares held	$52,325	$52,325	$-	$-

Warrants and other	4,623	-	4,623	-

Convertible debt	15,892	-	15,892	-

	$83,641	$52,325	$31,316	$-

As at December 31, 2018:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Short-term investments
Convertible debt	$13,937	$-	$13,937	$-

Long-term investments

Common shares held	$33,139	$33,139	$-	$-

Warrants and other	2,106	-	2,106	-

Convertible debt	10,998	-	10,998	-

	$60,180	$33,139	$27,041	$-